INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Disclosure of major components of tax expense

	Years ended December 31
(In millions of dollars)	2020	2019

Total current tax expense	712	269

Deferred tax (recovery) expense:
(Reversal) origination of temporary differences	(129)	466
Revaluation of deferred tax balances due to legislative changes	(3)	(23)

Total deferred tax (recovery) expense	(132)	443

Total income tax expense	580	712

Disclosure of difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the income tax expense
Below is a summary of the difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the actual income tax expense for the year.

	Years ended December 31
(In millions of dollars, except tax rates)	2020	2019

Statutory income tax rate	26.6%	26.7%
Income before income tax expense	2,172	2,755

Computed income tax expense	578	736
Increase (decrease) in income tax expense resulting from:
Non-deductible portion of equity losses	10	7
Income tax adjustment, legislative tax change	(3)	(23)
Non-taxable portion of capital gains	—	(2)
Other	(5)	(6)

Total income tax expense	580	712
Effective income tax rate	26.7%	25.8%

Disclosure of temporary difference, unused tax losses and unused tax credits
Below is a summary of the movement of net deferred tax assets and liabilities during 2020 and 2019.

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Non-capital loss carryforwards	Contract and deferred commission cost assets	Other	Total

December 31, 2019	(1,366)	(1,318)	(168)	12	(570)	(27)	(3,437)
(Expense) recovery in net income	(108)	(129)	(2)	4	387	(20)	132
Recovery in other comprehensive income	—	—	40	—	—	82	122
Acquisitions	(10)	(3)	—	—	—	—	(13)

December 31, 2020	(1,484)	(1,450)	(130)	16	(183)	35	(3,196)

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Non-capital loss carryforwards	Contract and deferred commission cost assets	Other	Total

December 31, 2018	(1,145)	(1,192)	(66)	29	(515)	(21)	(2,910)
Effect of IFRS 16 adoption	—	—	—	—	—	9	9
(Expense) recovery in net income	(221)	(126)	2	(17)	(55)	(26)	(443)
(Expense) recovery in other comprehensive income	—	—	(104)	—	—	11	(93)

December 31, 2019	(1,366)	(1,318)	(168)	12	(570)	(27)	(3,437)

Disclosure of unrecognized deferred tax assets
We have not recognized deferred tax assets for the following items:

	As at December 31
(In millions of dollars)	2020	2019

Realized and accrued capital losses in Canada that can be applied against future capital gains	82	41
Tax losses in foreign jurisdictions that expire between 2023 and 2039	67	67
Deductible temporary differences in foreign jurisdictions	43	41

Total unrecognized temporary differences	192	149